32 Operating Costs and Expenses (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	R$ 374,815	R$ 306,697	R$ 365,539
Provision For Litigations [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	257,921	219,636	386,373
Power Generation Concession Contract [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	(2,945)	(4,758)	(1,117)
Credits On Sales And Purchases Of Gas [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals		(4,758)	(123,586)
Property Plant And Equipment Generation Segment [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	(117,744)	(14,162)	1,921
Property Plant And Equipment Telecommunications Segment [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	87,399
Expected Credit Losses (Trade Accounts And Other Receivables) [Member
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	153,640	96,202	90,589
Tax Credits Estimated Losses [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	(3,456)	R$ 9,779	11,470
Accounts Receivable Related To The Concession Compensation [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	R$ (2,945)		R$ (1,117)